Loss Per Share (EPS)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of loss per share [text block]

34.    Loss Per Share (EPS)

The Basic Earnings Per Share and the Diluted Earnings Per Share are calculated by dividing earnings for the year by the weighted average number of shares outstanding during the year. As the Company is incurring net losses, outstanding warrants have no dilutive effect. As such, there is no difference between the Basic and Diluted EPS.

EPS for December 2021 has been presented in the income statement taking into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 500:1 was approved by the shareholders’ meeting.

	2021	2020	2019
As at December 31, after conversion and share split
Outstanding common shares at period-end	25,772,359	22,097,609	6,728,500
Weighted average number of common shares outstanding	23,792,693	18,097,988	6,728,500
Number of shares resulting of the exercise of outstanding warrants	1,993,000	1,007,500	1,143,500

Basic and Diluted EPS for the periods ended December 31, 2021,  2020 and 2019 based on weighted average number of shares outstanding after conversion and share split are as follows:

	For the period ended December 31
	2021	2020	2019
Loss of year attributable to common holders (in EUR)	(27,618,903)	(12,245,000)	(3,823,000)
Loss of year attributable to preferred holders (in EUR)	—	—	(4,631,000)
Loss of year attributable to equity holders (in EUR)	(27,618,903)	(12,245,000)	(8,454,000)
Weighted average number of common shares outstanding (in units)	23,792,693	18,097,988	6,728,500
Basic earnings per share in EUR (EUR/unit)	(1.161)	(0.677)	(0.568)
Diluted earnings per share in EUR (EUR/unit)	(1.161)	(0.677)	(0.568)